GOODWILL AND INTANGIBLE ASSETS (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Goodwill, Begeining Balance		201,122	201,122	201,122
Accumulated impairment losses		(262,631)	(25,686)	(4,264)
Goodwill During the year	0	0	175,436	196,858
Impairment loss	0	0	(236,945)	(21,422)
Acquisition of MDC (note 7(b))		61,509	61,509
Goodwill, Ending Balance		0	201,122	201,122